SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
Schedule of segment information

	Year Ended December 31,
	2020
December 31, 2020:	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands
Net revenues	64,359	—	64,359
Cost of revenues	36,892	—	36,892
Gross profit	27,467	—	27,467
Research and development expenses, net	—	16,491	16,491
Selling, marketing, and business development expenses	47,468	1,817	49,285
General and administrative expenses	17,597	7,778	25,375
Operating loss	37,598	26,086	63,684
	Year Ended December 31,
	2019
	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands
Net revenues	6,291	—	6,291
Cost of revenues	2,259	—	2,259
Gross profit	4,032	—	4,032
Research and development expenses, net	—	17,419	17,419
Selling, marketing, and business development expenses	16,854	1,479	18,333
General and administrative expenses	5,173	6,308	11,481
Operating loss	17,995	25,206	43,201
	Year Ended December 31,
	2018
	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands
Net revenues	8,360	—	8,360
Cost of revenues	2,837	—	2,837
Gross profit	5,523	—	5,523
Research and development expenses, net	—	24,862	24,862
Selling, marketing, and business development expenses	11,329	1,157	12,486
General and administrative expenses	2,795	4,711	7,506
Operating loss	8,601	30,730	39,331

Schedule of percentages of total net revenues from major customers

	Year Ended December 31,
	2020	2019	2018
Customer A	35%
Customer B	28%
Customer C	35%	10%
Customer D		45%	42%
Customer E		18%	46%